Capital Risk Management (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Capital Risk Management
Derivative financial instruments-current asset		$ (372)
Borrowings-current liability	$ 104,908	109,822
Borrowings-non-current liability	1,180,635	1,236,202
Lease liabilities, current portion	332	472
Lease liabilities, non-current portion	112	414
Derivative financial instruments, current liability	8,185	2,607
Derivative financial instruments, non-current liability	12,152	6,688
Total indebtedness	1,306,324	1,355,833
Total assets	$ 2,333,048	$ 2,396,944
Total indebtedness/total assets	56.00%	56.60%